EQUITY METHOD INVESTMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 6,225	$ 0		$ 11,346
Equity results of associated companies, including impairment	433	0	$ 0
Equity Method Investment, Other than Temporary Impairment	$ (4,600)	0	$ 0
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				20.00%
Investments in associated companies				$ 0
Number of joint venture partners	5
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Investments in associated companies	$ 4,958	0		10,379
Proceeds from Equity Method Investment, Dividends or Distributions	0
Equity results of associated companies, including impairment	821
Equity Method Investment, Other than Temporary Impairment	(4,600)
Equity Method Investment, Aggregate Cost	9,600
Equity Method Investments	$ 5,000
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	21.25%
Investments in associated companies	$ 497	0		337
Proceeds from Equity Method Investment, Dividends or Distributions	(88)	0
Equity results of associated companies, including impairment	(248)
Equity Method Investment, Other than Temporary Impairment	0
Total [Member]
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	6,225	0		11,346
Proceeds from Equity Method Investment, Dividends or Distributions	$ (88)
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Investments in associated companies	$ 770	$ 0		$ 630
Proceeds from Equity Method Investment, Dividends or Distributions	0
Equity results of associated companies, including impairment	(140)
Equity Method Investment, Other than Temporary Impairment	$ 0